SHARE CAPITAL (Details)			12 Months Ended
	Jul. 01, 2026 shares $ / shares	Oct. 21, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares	Oct. 21, 2025 $ / shares	Oct. 21, 2025 $ / shares
SHARE CAPITAL
Share based payment issued and outstanding percentage			10.00%
Share-based compensation expense (in Dollars) | $			$ 1,441,940		$ 1,611,845
Capitalized under mineral property interests (in Dollars) | $			$ 397,476		$ 432,117
Number of options granted			400,000		1,810,333
Grant date closing price per share | $ / shares				$ 4.67		$ 1.58
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested			3 years
Weighted average exercise price, Granted | $ / shares				2.14		0.72
Number of options exercised			(900,027)		(4,167)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares				3.04		2.1
Number of share options forfeited			381,335		883,166
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares				2.42		2.26
Common shares in private placement (in Shares)		11,385,000
Private placement per share | (per share)							$ 3.55	$ 2.53
Gross proceeds (in Dollars) | $		$ 28,823,813
Underwriter's fee and other issuance costs (in Dollars) | $		$ 1,814,574
Share based compensation transaction
SHARE CAPITAL
Number of options exercised	(156,251)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 2.3
Number of share options forfeited	18,888
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 2.38
RSUs
SHARE CAPITAL
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested			3 years
Number of shares, Granted			745,000		1,139,333
Weighted average grant date closing price per share, Granted (in dollar per share) | $ / shares				$ 4.67		$ 1.58
Number of shares vested and distributed			1,017,696		601,015
Number of shares forfeited			182,834		476,666
RSUs | Share based compensation transaction
SHARE CAPITAL
Number of shares vested and distributed	228,619
Number of shares forfeited	32,222